UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010
Date of reporting period:	March 31, 2010

 Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

            Sit International Growth Fund (Series A)

            Sit Balanced Fund (Series B)

            Sit Developing Markets Growth Fund (Series C)

            Sit Small Cap Growth Fund (Series D)

            Sit Dividend Growth Fund (Series G)

            Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

INTERNATIONAL GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Common Stocks (98.1%) (2)
Africa/ Middle East (1.5%)
Israel (1.0%)
4,000	Teva Pharmaceutical Industries, A.D.R.
	(Health Technology)	252,320

South Africa (0.5%)
3,100	Sasol, A.D.R. (Energy Minerals)	127,937

Asia (34.4%)
Australia (9.7%)
11,514	Australia and New Zealand Banking
	Group (Finance)	267,949
33,958	BHP Billiton, Ltd. (Non-Energy Minerals)	1,358,332
2,150	Rio Tinto, A.D.R. (Non-Energy Minerals)	508,969
2,000	Westpac Banking Corp., A.D.R. (Finance)	254,160
		2,389,410
Hong Kong / China (8.6%)
5,000	AsiaInfo Holdings, Inc.
	(Technology Services) (3)	132,400
17,600	China Unicom (Hong Kong), Ltd., A.D.R.
	(Communications)	196,240
6,800	Hong Kong Exchanges & Clearing, Ltd.
	(Finance)	113,505
24,070	HSBC Holdings, p.l.c. (Finance)	243,995
30,350	HSBC Holdings, p.l.c. (Finance)	309,197
25,000	Hutchison Whampoa (Producer Mfg.)	182,890
38,000	Li & Fung, Ltd. (Consumer Durables)	186,959
1,900	New Oriental Education & Technology
	Group, A.D.R.(Consumer Svcs.) (3)	162,469
2,400	Standard Chartered (Finance)	65,465
16,600	Sun Hung Kai Properties, Ltd. (Finance)	249,719
50,000	Tsingtao Brewery Co.
	(Consumer Non-Durables)	251,473
		2,094,312
India * (0.6%)
3,200	ICICI Bank, A.D.R. (Finance)	136,640

Japan (14.5%)
4,300	AFLAC, Inc., A.D.R. (Finance)	233,447
13,000	Asahi Glass Co. (Electronic Tech.)	146,422
5,600	Canon, Inc. (Electronic Tech.)	259,365
6,300	Elpida Memory, Inc. (Electronic Tech.) (3)	124,059
3,400	Fanuc, Ltd. (Producer Mfg.)	360,766
9,600	Honda Motor Co., Ltd. (Producer Mfg.)	338,860
12	Inpex Corp. (Energy Minerals)	88,052
7,000	Kao Corp. (Consumer Non-Durables)	177,452
13,000	Kirin Holdings Company, Ltd.
	(Consumer Non-Durables)	191,753
6,800	Komatsu, Ltd. (Producer Mfg.)	142,561
21,000	Kubota Corp. (Producer Mfg.)	191,379
24,000	Mitsui O.S.K. Lines, Ltd. (Transportation)	172,254
2,000	SMC Corp. (Producer Mfg.)	271,473
3,800	Sony Corp., A.D.R. (Consumer Durables)	145,578
9,400	Sugi Holdings Co., Ltd. (Retail Trade)	224,719
9,000	Toyo Suisan Kaisha, Ltd.
	(Consumer Non-Durables)	232,774
3,400	Yamada Denki Co. (Retail Trade)	250,936
		3,551,850

INTERNATIONAL GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
South Korea (1.0%)
700	Samsung Electronics Co., G.D.R.
	(Electronic Tech.)	253,038

Europe (52.9%)
Denmark (0.8%)
3,500	Vestas Wind Systems A/S
	(Process Industries) (3)	190,183
France (7.6%)
3,260	Alstom, S.A. (Producer Mfg.)	203,293
12,100	AXA (Finance)	269,169
3,896	BNP Paribas (Finance)	299,207
5,000	Schlumberger, Ltd., A.D.R. (Indus. Svcs.)	317,300
6,884	Total, S.A. (Energy Minerals)	399,625
11,030	Veolia Environment (Utilities)	382,583
		1,871,177
Germany (6.5%)
5,420	Adidas AG (Consumer Durables)	289,894
5,600	Aixtron, A.D.R. (Electronic Tech.)	199,808
2,200	Allianz SE (Finance)	275,839
1,575	Muenchener Rueckver (Finance)	255,593
690	Rational AG (Producer Mfg.)	120,968
3,323	SAP AG (Tech. Services)	160,948
2,800	Siemens AG (Producer Mfg.)	280,424
		1,583,474
Ireland (0.8%)
7,500	Icon, A.D.R. (Health Tech.) (3)	198,000

Italy (2.1%)
41,778	Enel S.P.A. (Utilities)	233,611
6,750	Tenaris S.A., A.D.R. (Industrial Svcs.)	289,845
		523,456
Luxembourg (0.7%)
1,900	Millicom International Cellular S.A.
	(Communications) (3)	169,385

Netherlands (3.4%)
8,800	ASML Holding N.V. (Electronic Tech.)	311,520
19,988	ING Groep N.V. (Finance)	199,561
3,800	Philips Electronics (Consumer Durables)	121,846
6,600	TNT NV (Transportation)	189,251
		822,178
Poland (1.6%)
11,000	Central European Distribution Corp.
	(Consumer Non-Durables) (3)	385,110

Spain (5.0%)
21,859	Banco Bilbao Vizcaya, S.A., A.D.R.
	(Finance)	299,248
14,700	Banco Santander, A.D.R. (Finance)	195,069
4,130	Inditex (Consumer Durables)	272,245
19,850	Telefonica, S.A. (Communications)	470,257
		1,236,819
Sweden (1.0%)
23,600	Ericsson, A.D.R. (Electronic Tech.)	246,148

INTERNATIONAL GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Switzerland (10.6%)
11,500	ABB, Ltd., A.D.R. (Producer Mfg.)	251,160
6,850	Credit Suisse Group (Finance)	353,089
2,000	Kuehne & Nagel Intl. (Transportation)	202,390
10,800	Nestle, S.A. (Consumer Non-Durables)	553,111
4,100	Nobel Biocare Hldg. (Health Tech.)	109,655
3,759	Novartis AG (Health Tech.)	203,030
763	Roche Holdings AG (Health Tech.)	123,741
485	Straumann Holding AG (Health Tech.)	120,744
1,300	Syngenta AG (Process Industries)	361,002
2,525	Synthes, Inc. (Health Tech.) (3)	315,146
		2,593,068
United Kingdom (12.8%)
3,703	Anglo American, p.l.c.
	(Non-Energy Minerals) (3)	161,498
6,725	Autonomy Corp., p.l.c.
	(Technology Services) (3)	186,040
5,400	BP, A.D.R. (Energy Minerals)	308,178
6,950	British American Tobacco, p.l.c
	(Consumer Non-Durables)	239,566
19,850	Burberry Group p.l.c. (Retail Trade)	215,224
4,600	Diageo, A.D.R. (Consumer Non-Durables)	310,270
4,700	GlaxoSmithkline, A.D.R. (Health Tech.)	181,044
20,200	Pearson, A.D.R. (Consumer Services)	316,938
8,225	Reckitt Benckiser, p.l.c. (Consumer
	Non-Durables)	451,453
4,900	Royal Dutch Shell, A.D.R.
	(Energy Minerals)	271,117
47,240	Tesco, p.l.c. (Retail Trade)	312,159
82,600	Vodafone Group (Communications)	190,525
		3,144,012

Latin America (3.2%)
Brazil (1.9%)
6,900	AGCO Corp. (Producer Mfg.) (3)	247,503
5,100	Petrobras, A.D..R. (Energy Minerals)	226,899
		474,402
Chile (0.5%)
1,800	Banco Santander Chile, A.D.R.
	(Finance)	122,796

Mexico (0.8%)
36,760	Wal-Mart de Mexico (Retail Trade)	188,353

North America (6.1%)
Bermuda (0.6%)
1,900	PartnerRe, Ltd. (Finance)	151,468

Canada (5.5%)
3,800	Canadian National Railway Co.
	(Transportation)	230,242
2,125	Potash Corp. of Saskatchewan, Inc.
	(Process Industries)	253,619
4,200	Research In Motion, Ltd.
	(Electronic Technology) (3)	310,590
9,500	Rogers Communications, Inc.
	(Communications)	324,235
3,700	Royal Bank of Canada (Finance)	215,895
		1,334,581

INTERNATIONAL GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Total common stocks
(cost: $18,711,377)		24,040,117

Exchange Traded Funds (1.3%) (2)
43,400	iShares MSCI India* (3)	309,876
(cost: $150,091)

Short Term Securities (0.3%) (2)
77,542	Wells Fargo Adv. Govt. Fund, 0.01%	77,542
(cost: $77,541)

Total investments in securities
(cost: $18,939,009) (4)		$24,427,535

Other Assets and Liabilities, Net [+0.27%]		67,082

Total Net Assets		$24,494,617

Aggregate Cost		18,939,009

Gross Unrealized Appreciation		6,308,484
Gross Unrealized Depreciation		(819,958)
Net Unrealized Appreciation(Depreciation)		5,488,526

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$24,427,535
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$24,427,535

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

BALANCED FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
Common Stocks (64.9%) (2)

Communications (1.9%)
2,300	Rogers Communications, Inc.	78,499
4,600	Verizon Communications, Inc.	142,692
		221,191
Consumer Durables (0.6%)
6,200	Activision Blizzard, Inc. (3)	74,772

Consumer Non-Durables (6.2%)
2,700	Coca-Cola Company	148,500
1,300	Colgate-Palmolive Co.	110,838
550	General Mills, Inc.	38,934
2,400	PepsiCo, Inc.	158,784
2,750	Philip Morris International, Inc.	143,440
2,000	The Procter & Gamble Co.	126,540
		727,036
Consumer Services (2.8%)
2,350	McDonald’s Corp.	156,792
3,000	News Corp.	43,230
1,400	Visa, Inc.	127,442
		327,464
Electronic Technology (10.4%)
1,400	Analog Devices, Inc.	40,348
375	Apple, Inc. (3)	88,099
7,200	Applied Materials, Inc.	97,056
2,300	Broadcom Corp. (3)	76,314
3,000	Ciena Corp. (3)	45,720
6,700	Cisco Systems, Inc. (3)	174,401
1,800	EMC Corp. (3)	32,472
6,700	Intel Corp.	149,142
1,525	IBM Corp.	195,581
1,100	Linear Technology Corp.	31,108
2,000	Marvell Technology Group (3)	40,760
3,700	Qualcomm, Inc.	155,363
900	Research In Motion, Ltd. (3)	66,555
2,200	Seagate Technology (3)	40,172
		1,233,091
Energy Minerals (6.0%)
1,400	EQT Corp.	57,400
1,200	Exxon Mobil Corp.	80,376
800	Murphy Oil Corp.	44,952
1,900	Occidental Petroleum Corp.	160,626
3,500	Southwestern Energy Co. (3)	142,520
1,200	Suncor Energy, Inc.	39,048
2,200	Ultra Petroleum Corp. (3)	102,586
1,616	XTO Energy, Inc.	76,243
		703,751
Finance (8.2%)
1,200	Aflac, Inc.	65,148
4,400	Bank of America Corp.	78,540
2,100	Bank of New York Mellon Financial Corp.	64,848
225	CME Group, Inc.	71,125
700	Franklin Resources, Inc.	77,630
700	Goldman Sachs Group, Inc.	119,441
3,000	JPMorgan Chase & Co.	134,250
500	Northern Trust Corp.	27,630
800	PartnerRe, Ltd.	63,776

BALANCED FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
800	Prudential Financial, Inc.	48,400
1,000	The Travelers Companies, Inc.	53,940
1,500	U.S. Bancorp	38,820
3,900	Wells Fargo & Co.	121,368
		964,916
Health Services (0.8%)
600	McKesson Corp.	39,432
900	Medco Health Solutions, Inc. (3)	58,104
		97,536
Health Technology (6.8%)
700	Abbott Laboratories	36,876
600	Allergan, Inc.	39,192
650	Baxter International, Inc.	37,830
2,500	Celgene Corp. (3)	154,900
1,500	Genzyme Corp. (3)	77,745
2,500	Gilead Sciences, Inc. (3)	113,700
200	Intuitive Surgical, Inc. (3)	69,626
1,000	Johnson & Johnson	65,200
1,100	Medtronic, Inc.	49,533
700	St. Jude Medical, Inc. (3)	28,735
1,700	Thermo Fisher Scientific, Inc. (3)	87,448
750	Varian Medical Systems, Inc. (3)	41,498
		802,283
Industrial Services (1.5%)
1,000	Noble Corp.	41,820
1,550	Schlumberger, Ltd.	98,363
400	Transocean, Inc. (3)	34,552
		174,735
Non-Energy Minerals (0.5%)
650	Allegheny Technologies, Inc.	35,093
300	Freeport-McMoran, Inc. (3)	25,062
		60,155

Process Industries (1.7%)
1,500	Ecolab, Inc.	65,925
1,300	Monsanto Co.	92,846
500	Praxair, Inc.	41,500
		200,271
Producer Manufacturing (5.2%)
725	3M Co.	60,588
2,900	ABB, Ltd., A.D.R.	63,336
500	Danaher Corp.	39,955
1,400	Deere & Co.	83,244
1,300	Emerson Electric Co.	65,442
4,200	General Electric Co.	76,440
275	Goodrich Corp.	19,393
700	ITT Corp.	37,527
500	Lockheed Martin Corp.	41,610
400	Precision Castparts Corp.	50,684
1,100	United Technologies Corp.	80,971
		619,190
Retail Trade (4.6%)
1,450	Best Buy Co., Inc.	61,683
800	Costco Wholesale Corp.	47,768
3,300	CVS/Caremark Corp.	120,648
1,400	Home Depot, Inc.	45,290
900	Kohl’s Corp. (3)	49,302
2,100	Target Corp.	110,460
1,975	Wal-Mart Stores, Inc.	109,810
		544,961

BALANCED FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
Technology Services (5.8%)
2,600	Accenture Ltd.	109,070
2,000	Adobe Systems, Inc. (3)	70,740
375	Google, Inc. (3)	212,629
4,500	Microsoft Corp.	131,715
6,300	Oracle Corp.	161,847
		686,001
Transportation (1.5%)
1,400	Expeditors Intl. of Washington, Inc.	51,688
1,100	Union Pacific Corp.	80,630
625	United Parcel Service, Inc.	40,256
		172,574
Utilities (0.4%)
900	Wisconsin Energy Corp.	44,469

Total common stocks		7,654,396
(cost: $6,351,750)

Bonds (26.9%) (2)

Asset-Backed Securities (4.0%)
100,000	Centex Home Equity 2004-D AF4,
	4.68%, 6/25/32	90,038
66,292	Chase Funding 2003-6 1A4,
	4.49%, 11/25/34	63,237
	Countrywide Home Equity:
45,691	2003-5 AF6, 4.81%, 1/25/34	44,212
48,092	2004-10 AF5B, 5.11%, 2/25/35	42,941
	Green Tree Financial Corp:
18,168	1997-1 A6, 7.29%, 3/15/28	18,417
21,189	1997-6 A10, 6.87%, 1/15/29	22,261
25,000	GSAA Home Equity Trust
	2004-5 AF4, 5.52%, 6/25/34	21,476
	Origen Mfg. Housing:
14,349	2001-A A5, 7.08%, 3/15/32	14,375
11,882	2002-A A3, 6.17%, 5/15/23	11,725
	Residential Funding:
33,444	2003-HI2 A6, 4.76%, 7/25/28	32,288
49,441	2007-HSA2 A3, 5.75%, 12/25/25	44,029
76,252	Structured Asset Securities Corp
	2004-9XS 1A4A, 5.56%, 2/25/34	66,199
		471,198
Collateralized Mortgage Obligations (5.2%)
19,642	Bank of America Funding Corp:
	2003-2 1A1, 6.50%, 6/25/32	20,108
73,735	BCAP, LLC Trust 2009-RR10,
	5.50%, 3/25/36	72,998
48,759	BCAP, LLC Trust 2009-RR14,
	6.12%, 8/26/36	48,515
45,349	CWALT 2004-J5 1A6,
	5.69%, 7/25/34	43,675
30,564	Federal National Mtg. Association,
	7.00%, 2/25/44	34,347
144,474	GNR Series 2005-74 HA, 7.50%, 9/16/35	161,867
19,619	GSR Mortgage Loan Trust 2005-4F 5A2,
	6.00%, 5/25/35	18,552
24,432	Master Asset Securitization Trust
	2003-4 CA1, 8.00%, 5/25/18	25,079
42,144	Residential Funding Mtg. Securities:
	2005-S6 A2, 5.25%, 8/25/35	40,112

BALANCED FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
44,990	Specialty Underwriting & Residential Fin.
	2004-AA1 2A2, 5.50%, 10/25/34	41,641
77,709	Vendee Mtg. Tr., 2008-1 B, 8.21%, 3/15/25	86,111
18,715	Washington Mutual Mtg. Pass-Through
	2002-S8, 5.25%, 1/25/18	19,361
		612,366
Corporate Bonds (7.0%)
25,000	Comerica Bank, 8.38%, 7/15/24	25,347
97,979	Continental Airlines, 9.00%, 7/8/16	105,817
100,000	Delta Air Lines, 6.42%, 7/2/12	99,375
50,000	JPM Chase Capital, 6.80%, 10/1/37	49,771
100,000	MBIA Insurance Co., 14.00%, 1/15/33	70,000
25,000	Nationwide Mutual , 9.38%, 8/15/39	28,486
50,000	New England Mutual, 7.88%, 2/15/24	52,845
50,000	Nstar Electric, 5.50%, 3/15/40	49,369
45,000	NTC Capital , variable rate, 1/15/27	32,945
25,000	Partnerre Finance, 5.50%, 6/1/20	24,763
23,000	Penn Mutual, 6.65%, 6/15/34	19,338
85,381	Procter & Gamble ESOP, 9.36%, 1/1/21	107,935
100,000	Prudential Hldgs., 7.25%, 12/18/23	107,214
50,000	Renre NA Hldgs., 5.75%, 3/15/20	49,987
		823,192
Federal Home Loan Mortgage Corporation (2.0%)
64,366	7.00%, 7/1/32	71,448
48,099	7.00%, 5/1/34	53,391
44,018	7.50%, 11/1/36	50,228
27,605	8.00%, 9/1/15	30,299
22,743	8.38%, 5/17/20	25,494
		230,860

Federal National Mortgage Association (3.7%)
36,990	7.00%, 5/1/32	41,017
13,513	7.50%, 6/1/32	15,358
46,076	7.50%, 4/1/33	51,151
48,318	8.00%, 2/1/31	56,003
20,873	8.47%, 4/15/26	23,924
11,671	9.50%, 5/1/27	13,674
3,755	9.75%, 1/1/13	4,061
2,934	10.25%, 6/15/13	3,176
66,335	7.00%, 12/1/36	74,622
22,221	7.50%, 4/1/38	24,668
45,912	7.50%, 11/1/33	50,968
70,154	7.50%, 1/1/34	77,880
5,181	11.00%, 12/1/12	5,677
		442,179
Government National Mortgage Association (1.8%)
37,220	7.00%, 12/15/24	41,874
69,721	8.00%, 7/15/24	75,651
76,720	8.375%, 3/15/31	89,122
572	9.00%, 6/15/11	610
5,539	9.00%, 11/15/16	6,186
779	9.50%, 5/20/16	867
1,294	9.50%, 9/20/18	1,479
222	11.25%, 10/15/11	239
		216,028

Taxable Municipal Securities (0.6%)
100,000	Academica School, 8.00%, 8/15/24	69,333

BALANCED FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
U.S. Government / Federal Agency Securities (2.6%)
125,000	U.S. Treasury Note, 2.75%, 2/15/19	116,025
	U.S. Treasury Strips, Zero Coupon:
250,000	4.22% effective yield, 11/15/21	149,760
100,000	5.02% effective yield, 5/15/30	37,872
		303,657

Total bonds		3,168,813
(cost: $3,120,096)

Closed-End Mutual Funds (3.1%) (2)
6,309	American Select Portfolio	75,393
5,903	American Strategic, Inc. Portfolio	73,492
12,000	American Strategic, Inc. Portfolio II	123,600
9,800	American Strategic, Inc. Portfolio III	90,944
Total closed-end mutual funds		363,429
(cost: $369,216)

Short-Term Securities (5.0%) (2)
584,477	Wells Fargo Adv. Govt. Fund, 0.01%	584,477
(cost: $584,477)

Total investments in securities		$11,771,115
(cost: $10,425,539) (4)

Other Assets and Liabilities, Net [+0.18%]		21,636

Total Net Assets		$11,792,751

Aggregate Cost		10,425,539

Gross Unrealized Appreciation		1,689,084
Gross Unrealized Depreciation		(343,508)
Net Unrealized Appreciation(Depreciation)		1,345,576

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity Securities (includes sweep Funds and exchange-traded Funds)	$8,238,873
Closed-end mutual funds	$363,429
Level 2 - Other Significant Observable Inputs
Taxable municipal securities	$69,333
Asset-backed seccurities	$471,198
Collateralized Mortgage Obligations	$612,366
Mortgage Pass-Through securities	$889,067
U.S. Treasury / Federal Agency securities	$303,657
Corporate bonds	$823,192
Level 3 - Significant Unobservable Inputs	—
Total	$11,771,115

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

DEVELOPING MARKETS GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Common Stocks (97.2%) (2)
Africa/ Middle East (8.1%)
Israel (3.2%)
2,900	Amdocs, Ltd. (Technology Svcs.) (3)	87,319
3,600	NICE Systems Ltd., A.D.R.
	(Electronic Tech.) (3)	114,300
5,500	Teva Pharmaceutical, A.D.R. (Health Tech.)	346,940
		548,559
South Africa (4.9%)
8,330	Bidvest Group, Ltd. (Consumer Services)	155,813
13,000	MTN Group, Ltd. (Communications)	199,897
5,800	Naspers, Ltd. (Consumer Services)	252,027
5,100	Sasol, A.D.R. (Energy Minerals)	210,477
		818,214
Asia (56.5%)
Australia (6.6%)
6,900	BHP Billiton, A.D.R. (Non-Energy Minerals)	554,208
6,405	Rio Tinto (Non-Energy Minerals)	460,800
400	Rio Tinto, A.D.R, (Non-Energy Minerals)	94,692
		1,109,700
China / Hong Kong (22.7%)
5,800	AsiaInfo Holdings, Inc. (Tech Services) (3)	153,584
6,000	China Life Insurance Co., A.D.R. (Finance)	432,240
78,000	China Oilfield Services, Ltd. (Industrial Svcs.)	114,525
62,500	China Railway Construction Corp.
	(Producer Manufacturing) (3)	77,036
42,000	China Shenhua Energy Co. (Energy Minerals)	181,486
14,000	China Unicom (Hong Kong), Ltd., A.D.R.
	(Communications)	156,100
1,300	CNOOC, Ltd., A.D.R. (Energy Minerals)	214,604
3,600	Harbin Electric, Inc. (Producer Mfg.) (3)	77,724
15,000	Hengan International Group , Ltd.
	(Consumer Non-Durables)	111,859
4,600	Hong Kong Exchanges & Clearing
	(Finance)	76,783
3,600	HSBC Holdings, A.D.R. (Finance)	182,484
159,000	Huabao International Holdings, Ltd.
	(Consumer Non-Durables)	191,064
7,700	Jinpan International, Ltd. (Producer Mfg.)	160,160
2,500	New Oriental Education & Technology
	Group, A.D.R. (Consumer Svcs.) (3)	213,775
118,000	PetroChina Co. (Energy Minerals)	137,997
400	PetroChina Co., A.D.R. (Energy Minerals)	46,888
48,808	Ports Design, Ltd. (Retail Trade)	123,839
40,000	Li & Fung, Ltd. (Consumer Durables)	196,799
540,000	Renhe Commercial Holdings (Finance)	125,189
1,600	Standard Chartered (Finance)	43,643
11,000	Sun Hung Kai Properties, Ltd. (Finance)	165,476
4,200	Tencent Holdings, Ltd (Tech. Services)	84,279
158,000	Travelsky Technology, Ltd. (Consumer Svcs.)	132,069
50,000	Tsingtao Brewery (Consumer Non-Durables)	251,473
68,000	Xinao Gas Holdings, Ltd. (Utlities)	173,760
		3,824,836
India * (4.4%)
5,900	ICICI Bank, A.D.R. (Finance)	251,930
2,500	Infosys Technologies, Ltd., A.D.R.
	(Technology Svcs.)	147,125
7,200	Reliance Industries, G.D.R.
	(Energy Minerals) (3)	344,564
		743,619

DEVELOPING MARKETS GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Indonesia (2.1%)
54,500	Astra International (Producer Mfg.)	250,953
3,000	PT Telekomunikasi, A.D.R. (Communications)	107,280
		358,233
Phillipines (1.4%)
451,500	Manila Water Co. (Utilities)	157,361
366,200	SM Prime Holdings, Inc. (Retail Trade)	79,415
		236,776
Singapore (0.2%)
4,000	DBS Group Holdings, Ltd. (Finance)	40,888

South Korea (9.9%)
575	Cheil Worldwide, Inc. (Commercial Svcs.)	170,246
9,007	Industrial Bank of Korea (Finance)	117,817
2,371	KB Financial Group (Finance)	114,412
2,375	KB Financial Group, A.D.R. (Finance)	113,905
2,000	POSCO, A.D.R. (Non-Energy Minerals)	234,020
715	Samsung Electronics (Electronic Tech.)	516,921
5,600	Shinhan Financial Group (Finance)	220,001
370	Shinsegae Co., Ltd. (Retail Trade)	174,952
		1,662,274
Taiwan (8.0%)
83,766	Cathay Financial Holding Co. (Finance)	139,794
13,975	HTC Corp. (Electronic Technology)	163,257
41,690	Hon Hai Precision Industry Co., G.D.R.
	(Electronic Technology)	382,297
17,140	Hon Hai Precision Industry Co.	74,208
10,000	MediaTek, Inc. (Electronic Technology)	173,500
112,482	Taiwan Semiconductor Co. (Electronic Tech.)	217,823
7,899	Taiwan Semi., A.D.R. (Electronic Tech.)	82,863
10,000	Young Fast Optoelectronics Co.
	(Electronic Technology)	105,958
		1,339,700
Thailand (1.2%)
47,000	Bangkok Bank Public Co., Ltd. (Finance)	199,861

Europe (9.2%)
Austria (0.6%)
2,290	Raiffeisen Intl. Bank Holding AG (Finance)	108,874

Czech Republic (0.8%)
2,900	CEZ (Utilities)	136,990

Luxembourg (1.2%)
2,200	Millicom International Cellular
	(Communications) (3)	196,130

Netherlands (0.8%)
3,800	X5 Retail Group N.V. (Retail Trade) (3)	132,240

Poland (1.9%)
9,000	Central European Distribution Corp.
	(Consumer Non-Durables) (3)	315,090

Russia (3.0%)
11,700	Gazprom, A.D.R. (Energy Minerals)	274,599
4,300	Mobile Telesystems, A.D.R.
	(Communications)	238,650
		513,249

DEVELOPING MARKETS GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
United Kingdom (0.9%)
3,448	Anglo American (Non-Energy Minerals)	150,377

Latin America (23.4%)
Brazil (16.0%)
11,700	AES Tiete S.A. (Utilities)	127,767
4,600	AGCO Corp. (Producer Mfg.) (3)	165,002
19,525	Banco Bradesco S.A. (Finance)	357,485
2,100	Companhia Brasileira de Distribuicao Grupo
	Pao de Acucar, A.D.R. (Retail Trade)	141,183
2,400	Companhia de Bebidas das Americas
	(Consumer Non-Durables)	219,984
19,800	Companhia Vale do Rio Doce, A.D.R.
	(Non-Energy Minerals)	637,362
3,883	Embraer de Aeronautica, A.D.R.
	(Producer Mfg.)	93,037
34,680	Petrobras (Energy Minerals)	687,223
2,700	Petrobras, A.D.R. (Energy Minerals)	120,123
5,200	Vivo Participacoes S.A., A.D.R.
	(Communications)	140,972
		2,690,138
Chile (1.0%)
2,400	Banco Santander Chile, A.D.R. (Finance)	163,728

Mexico (4.6%)
6,500	America Movil, A.D.R. (Communications)	327,210
3,800	Grupo Televisa, A.D.R. (Consumer Svcs.)	79,876
4,200	Homex, A.D.R. (Consumer Durables) (3)	118,776
49,040	Wal-Mart de Mexico (Retail Trade)	251,274
		777,136
Peru (1.8%)
9,400	Southern Copper Corp.
	(Non-Energy Minerals)	297,698

Total common stocks		16,364,310
(cost: $10,382,070)

Exchange Traded Funds (1.1%) (2)
25,000	iShares MSCI India* (3)	178,500
(cost: $101,319)

Short-Term Securities (1.9%) (2)
323,794	Wells Fargo Adv. Govt. Fund, 0.01%	323,794
(cost: $323,794)

Total investments in securities
(cost: $10,807,183) (4)		$16,866,604

Other Assets and Liabilities, Net [-0.21%]		(35,799)

Total Net Assets		$16,830,805

Aggregate Cost		10,807,183

Gross Unrealized Appreciation		6,549,390
Gross Unrealized Depreciation		(489,969)
Net Unrealized Appreciation(Depreciation)		6,059,421

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$16,866,604
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$16,866,604

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Common Stocks (98.2%) (2)

Commercial Services (1.2%)
10,500	FactSet Research Systems, Inc.	770,385

Communications (2.4%)
22,150	SBA Communications Corp. (3)	798,951
44,000	TW Telecom, Inc. (3)	798,600
		1,597,551
Consumer Durables (3.9%)
13,500	Polaris Industries, Inc.	690,660
15,500	Snap On, Inc.	671,770
26,400	Tupperware Brands Corp.	1,273,008
		2,635,438
Consumer Non-Durables (3.4%)
15,100	Central European Distribution Corp. (3)	528,651
19,300	Hansen Natural Corp. (3)	837,234
30,000	True Religion Apparel, Inc. (3)	910,800
		2,276,685
Consumer Services (4.2%)
18,000	Buffalo Wild Wings, Inc. (3)	865,980
8,275	Capella Education Co. (3)	768,251
11,300	DeVry, Inc.	736,760
18,000	Red Robin Gourmet Burgers, Inc. (3)	439,920
		2,810,911
Electronic Technology (13.0%)
37,900	Arris Group, Inc. (3)	455,179
75,400	Ciena Corp. (3)	1,149,096
19,700	F5 Networks, Inc. (3)	1,211,747
47,700	Intersil Corp.	704,052
45,600	Microsemi Corp. (3)	790,704
21,700	MICROS Systems, Inc. (3)	713,496
13,700	Silicon Laboratories, Inc. (3)	653,079
63,900	Skyworks Solutions, Inc. (3)	996,840
34,600	Synaptics, Inc. (3)	955,306
18,600	Varian Semiconductor Equip., Inc. (3)	616,032
10,400	Veeco Instruments, Inc. (3)	452,400
		8,697,931
Energy Minerals (4.5%)
23,600	Arena Resources, Inc. (3)	788,240
12,200	Atlas Energy, Inc. (3)	379,664
19,500	EQT Corp.	799,500
16,600	Frontier Oil Corp.	224,100
20,100	Southwestern Energy Co. (3)	818,472
		3,009,976
Finance (5.9%)
13,675	Affiliated Managers Group, Inc. (3)	1,080,325
24,300	Aspen Insurance Holdings, Ltd.	700,812
17,500	Hanover Insurance Group, Inc.	763,175
8,600	Stifel Financial Corp. (3)	462,250
57,400	TCF Financial Corp.	914,956
		3,921,518
Health Services (2.8%)
20,500	Allscripts Healthcare Solutions, Inc. (3)	400,980
10,500	Amedisys, Inc. (3)	579,810
9,800	Covance, Inc. (3)	601,622
6,000	Stericycle, Inc. (3)	327,000
		1,909,412

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Health Technology (18.2%)
18,700	Alexion Pharmaceuticals, Inc. (3)	1,016,719
26,500	Amylin Pharmaceuticals, Inc. (3)	595,985
12,900	BioMarin Pharmaceutical, Inc. (3)	301,473
17,100	Celgene Corp. (3)	1,059,516
39,500	ev3, Inc. (3)	626,470
11,300	Gen-Probe, Inc. (3)	565,000
9,700	Haemonetics Corp. (3)	554,355
22,800	ICON, A.D.R. (3)	601,920
6,000	IDEXX Laboratories, Inc. (3)	345,300
2,500	Intuitive Surgical, Inc. (3)	870,325
16,400	Meridian Bioscience, Inc.	334,068
31,500	NuVasive, Inc. (3)	1,423,800
20,200	PerkinElmer, Inc.	482,780
10,000	Techne Corp.	636,900
6,200	Teleflex, Inc.	397,234
32,000	Thoratec Corp. (3)	1,070,400
12,800	United Therapeutics Corp. (3)	708,224
24,300	Volcano Corp. (3)	587,088
		12,177,557
Industrial Services (6.2%)
11,500	Atwood Oceanics, Inc. (3)	398,245
4,900	CARBO Ceramics, Inc.	305,466
9,800	Core Laboratories	1,281,840
14,600	Lufkin Industries, Inc.	1,155,590
20,100	URS Corp. (3)	997,161
		4,138,302
Non-Energy Minerals (1.0%)
7,450	Allegheny Technologies, Inc.	402,226
8,000	Haynes International, Inc.	284,240
		686,466
Process Industries (2.9%)
8,400	CF Industries Holdings, Inc.	765,912
4,500	Dionex Corp. (3)	336,510
55,500	Landec Corp. (3)	367,965
9,600	Scotts Miracle-Gro Co.	444,960
		1,915,347
Producer Manufacturing (7.9%)
17,700	AMETEK, Inc.	733,842
10,900	Anixter International, Inc. (3)	510,665
20,500	Harsco Corp.	654,770
17,100	IDEX Corp.	566,010
12,650	Kaydon Corp.	475,640
12,700	MTS Systems Corp.	368,681
24,886	Rofin-Sinar Technologies, Inc. (3)	562,921
28,500	Trimble Navigation, Ltd. (3)	818,520
13,800	Wabtec Corp.	581,256
		5,272,305
Retail Trade (4.1%)
4,500	BJ’s Wholesale Club, Inc. (3)	166,455
11,300	Casey’s General Stores, Inc.	354,820
32,200	Cato Corp.	690,368
11,600	Dicks Sporting Goods, Inc. (3)	302,876
28,800	GameStop Corp. (3)	631,008
27,000	Ulta Salon, Cosmetics & Fragrance (3)	610,740
		2,756,267

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Technology Services (14.3%)
29,000	ANSYS, Inc. (3)	1,251,060
13,200	AsiaInfo Holdings, Inc. (3)	349,536
13,800	Citrix Systems, Inc. (3)	655,086
25,800	Concur Technologies, Inc. (3)	1,058,058
8,200	Dolby Laboratories, Inc. (3)	481,094
58,600	Informatica Corp. (3)	1,573,996
36,500	Quest Software, Inc. (3)	649,335
24,500	Solera Holdings, Inc	946,925
22,600	Sybase, Inc. (3)	1,053,612
16,500	Syntel, Inc.	634,755
28,400	The Ultimate Software Group, Inc. (3)	935,780
		9,589,237
Transportation (1.7%)
8,700	Con-way, Inc.	305,544
16,900	Hub Group, Inc. (3)	472,862
22,200	UTI Worldwide, Inc.	340,104
		1,118,510
Utilities (0.6%)
6,900	ITC Holdings Corp.	379,500
Total common stocks
(cost: $52,681,307)		65,663,298

Short-Term Securities (1.9%) (2)
1,254,537	Wells Fargo Adv. Govt. Fund, 0.01%	1,254,537
(cost: $1,254,537)

Total investments in securities
(cost: $53,935,844) (4)		$66,917,835

Other Assets and Liabilities, Net [-0.08%]		(52,680)

Total Net Assets		$66,865,155

Aggregate Cost		53,935,844

Gross Unrealized Appreciation		17,175,831
Gross Unrealized Depreciation		(4,193,840)
Net Unrealized Appreciation(Depreciation)		12,981,991

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$66,917,835
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$66,917,835

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Common Stocks (98.2%) (2)

Communications (3.6%)
15,000	Rogers Communications, Inc.	511,950
5,800	Telefonica S.A.	412,380
51,500	Verizon Communications, Inc.	1,597,530
		2,521,860
Consumer Durables (1.7%)
9,000	Polaris Industries, Inc.	460,440
16,200	Snap-on, Inc.	702,108
		1,162,548
Consumer Non-Durables (11.1%)
9,800	Colgate-Palmolive Co.	835,548
13,600	Diageo p.l.c.	917,320
15,100	General Mills, Inc.	1,068,929
7,300	Lancaster Colony Corp.	430,408
7,400	NIKE, Inc.	543,900
20,600	PepsiCo, Inc.	1,362,896
21,900	Philip Morris International, Inc.	1,142,304
21,600	Procter & Gamble Co.	1,366,632
		7,667,937
Consumer Services (2.8%)
13,900	McDonald’s Corp.	927,408
35,200	Pearson, A.D.R.	552,288
1,800	Strayer Education, Inc.	438,336
		1,918,032
Electronic Technology (10.0%)
56,300	Applied Materials, Inc.	758,924
51,800	Intel Corp.	1,153,068
8,300	Intersil Corp.	122,508
17,700	IBM Corp.	2,270,025
18,600	Linear Technology Corp.	526,008
27,000	Qualcomm, Inc.	1,133,730
17,900	Tyco Electronics, Ltd.	491,892
17,000	Xilinx, Inc.	433,500
		6,889,655
Energy Minerals (10.2%)
12,100	Atlas Energy, Inc.	376,552
23,900	Chevron Corp.	1,812,337
14,100	Equitable Resources, Inc.	578,100
25,400	Marathon Oil Corp.	803,656
11,700	Murphy Oil Corp.	657,423
15,600	Occidental Petroleum Corp.	1,318,824
9,000	Sasol, A.D.R.	371,430
19,900	Total, A.D.R.	1,154,598
		7,072,920
Finance (16.1%)
10,100	ACE, Ltd.	528,230
13,300	Ameriprise Financial, Inc.	603,288
35,100	Apollo Investment Corp.	446,823
17,700	Aspen Insurance Holdings, Ltd.	510,468
19,000	Bank of New York Mellon Corp.	586,720
5,960	Franklin Resources, Inc.	660,964
3,200	Goldman Sachs Group, Inc.	546,016
35,350	J.P. Morgan Chase & Co.	1,581,913
42,500	Northwest Bancshares, Inc.	498,950
9,300	PartnerRe, Ltd.	741,396

DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
26,700	PennantPark Investment Corp.	276,612
12,000	Prudential Financial, Inc.	726,000
10,300	Royal Bank of Canada	601,005
14,700	The Travelers Companies, Inc.	792,918
32,700	U.S. Bancorp	846,276
37,800	Wells Fargo & Co.	1,176,336
		11,123,915
Health Services (2.0%)
10,900	McKesson Corp.	716,348
8,900	Owens & Minor, Inc.	412,871
10,100	Pharmaceutical Product Dev., Inc.	239,875
		1,369,094
Health Technology (11.3%)
18,400	Abbott Laboratories	969,312
17,700	Baxter International, Inc.	1,030,140
13,200	Becton, Dickinson & Co.	1,039,236
4,600	C.R. Bard, Inc.	398,452
10,350	Eli Lilly and Co.	374,877
27,700	Johnson & Johnson	1,806,040
16,100	Medtronic, Inc.	724,983
7,400	Meridian Bioscience, Inc.	150,738
11,300	Teva Pharmaceutical, A.D.R.	712,804
12,500	Thermo Fisher Scientific, Inc.	643,000
		7,849,582
Industrial Services (1.9%)
16,600	Halliburton Co.	500,158
4,700	Lufkin Industries, Inc.	372,005
11,200	National-Oilwell Varco, Inc.	454,496
		1,326,659
Non-Energy Minerals (1.9%)
8,500	BHP Billiton, Ltd.	682,720
8,520	Haynes International, Inc.	302,716
7,300	Nucor Corp.	331,274
		1,316,710
Process Industries (1.1%)
3,995	CF Industries Holdings, Inc.	364,264
17,300	RPM International, Inc.	369,182
		733,446
Producer Manufacturing (9.3%)
12,200	3M Co.	1,019,554
28,600	ABB, Ltd., A.D.R.	624,624
16,100	Cooper Industries	771,834
13,400	Deere & Co.	796,764
9,000	Emerson Electric Co.	453,060
44,700	General Electric Co.	813,540
9,000	Goodrich Corp.	634,680
4,400	Lockheed Martin Corp.	366,168
13,000	United Technologies Corp.	956,930
		6,437,154
Retail Trade (4.6%)
4,400	Best Buy Co., Inc.	187,176
24,447	Cato Corp.	524,144
16,800	Home Depot, Inc.	543,480
15,300	Target Corp.	804,780
8,900	TJX Co	378,428
13,600	Wal-Mart Stores, Inc.	756,160
		3,194,168

DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Technology Services (5.6%)
18,500	Accenture, Ltd.	776,075
12,300	Automatic Data Processing, Inc.	546,981
40,900	Microsoft Corp.	1,197,143
37,900	Oracle Corp.	973,651
9,922	Syntel, Inc.	381,699
		3,875,549
Transportation (2.7%)
5,400	C.H. Robinson Worldwide	301,590
9,900	Expeditors Intl. of Washington, Inc.	365,508
10,100	Union Pacific Corp.	740,330
7,350	United Parcel Service, Inc.	473,413
		1,880,841
Utilities (2.3%)
8,900	Enbridge, Inc.	424,975
14,800	FPL Group, Inc.	715,284
9,700	Wisconsin Energy Corp.	479,277
		1,619,536

Total common stocks		67,959,606
(cost: $60,092,240)

Closed-End Mutual Funds (1.7%) (2)
18,950	Kayne Anderson MLP Invest. Co.	508,997
26,100	Tortoise Energy Capital Corp.	643,887

Total closed-end mutual funds		1,152,884
(cost: $886,098)

Short-Term Securities (1.5%) (2)
1,053,904	Wells Fargo Adv. Govt. Fund, 0.01%	1,053,904
(cost: $1,053,904)

Total investments in securities
(cost: $62,032,242) (3)		$70,166,394

Other Assets and Liabilities, Net [-1.43%]		(988,261)

Total Net Assets		$69,178,133

Aggregate Cost		62,032,242

Gross Unrealized Appreciation		9,239,012
Gross Unrealized Depreciation		(1,104,861)
Net Unrealized Appreciation(Depreciation)		8,134,152

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity Securities (includes sweep and exchange-traded Funds)	$69,013,510
Closed-end mutual funds	$1,152,884
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$70,166,394

(2) Percentage figures indicate percentage of total net assets.

(3) This security represents an investment in an affiliated party.

GLOBAL DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Common Stocks (95.9%) (2)
Asia (9.4%)
Australia (5.5%)
1,400	BHP Billiton, A.D.R.
	(Non-Energy Minerals)	$112,448
460	Rio Tinto, A.D.R. (Non-Energy Minerals)	108,896
100	Westpac Banking, A.D.R. (Finance)	12,708
		234,052
Hong Kong / China (2.3%)
1,300	China Unicom (Hong Kong), Ltd., A.D.R.
	(Communications)	14,495
914	HSBC Holdings, p.l.c. (Finance)	46,331
5,000	Hutchison Whampoa, Ltd.
	(Producer Manufacturing)	36,578
		97,404
Japan * (1.6%)
400	AFLAC, Inc., A.D.R. (Finance)	21,716
1,000	Canon, Inc., A.D.R. (Electronic Tech.)	46,210
		67,926
Europe (26.4%)
France (3.9%)
800	AXA, A.D.R. (Finance)	17,632
800	Schlumberger, A.D.R. (Industrial Svcs.)	50,768
900	Total, A.D.R. (Energy Minerals)	52,218
1,275	Veolia Environment, A.D.R. (Utilities)	44,077
		164,695
Germany (1.5%)
210	Muenchener Rueckver (Finance)	34,079
300	Siemens AG, A.D.R. (Producer Mfg.)	29,991
		64,070
Ireland (0.9%)
925	Accenture (Technology Services)	38,804

Israel (0.7%)
475	Teva Pharmaceutical, A.D.R.
	(Health Technology)	29,963
Italy (1.5%)
8,000	Enel S.P.A. (Utilities)	44,734
450	Tenaris, A.D.R. (Industrial Services)	19,323
		64,057
Netherlands (1.6%)
1,100	Philips Electronics, A.D.R.
	(Consumer Durables)	35,222
1,100	TNT NV (Transportation)	31,542
		66,764
Spain (2.3%)
1,700	Banco Santander, A.D.R. (Finance)	22,559
471	Inditex (Consumer Durables)	31,048
600	Telefonica, A.D.R. (Communications)	42,660
		96,267
Sweden (0.7%)
3,000	Ericsson, A.D.R. (Electronic Tech.)	31,290

GLOBAL DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Switzerland (6.1%)
2,200	ABB, Ltd., A.D.R. (Producer Mfg.)	48,048
650	ACE, Ltd., A.D.R. (Finance)	33,995
1,200	Credit Suisse Group, A.D.R. (Finance)	61,656
400	Kuehne & Nagel Intl. A.G. (Transport.)	40,478
1,060	Nestle, S.A. (Consumer Non-Durables)	54,287
125	Roche Holdings, A.G. (Health Tech.)	20,272
		258,736
United Kingdom (7.2%)
800	BP, A.D.R. (Energy Minerals)	45,656
520	British American Tobacco p.l.c.
	(Consumer Non-Durables)	17,924
2,050	Burberry Group, p.l.c. (Retail Trade)	22,227
800	Diageo, A.D.R. (Cons. Non-Durables)	53,960
800	GlaxoSmithkline, A.D.R. (Health Tech.)	30,816
3,400	Pearson, A.D.R. (Consumer Services)	53,346
675	Royal Dutch Shell, A.D.R.
	(Energy Minerals)	37,348
6,650	Tesco, p.l.c. (Retail Trade)	43,943
		305,220
North America (3.3%)
Bermuda (1.0%)
525	PartnerRe, Ltd. (Finance)	41,853

Canada (2.3%)
1,600	Rogers Communications, Inc.
	(Communications)	54,608
775	Royal Bank of Canada (Finance)	45,221
		99,829
United States (56.8%)

Communications (2.0%)
2,700	Verizon Communications, Inc.	83,754

Consumer Durables (0.8%)
800	Snap-on, Inc.	34,672

Consumer Non-Durables (6.5%)
475	Colgate-Palmolive Co.	40,499
700	General Mills, Inc.	49,553
950	PepsiCo, Inc.	62,852
1,225	Philip Morris International, Inc.	63,896
975	Procter & Gamble Co.	61,688
		278,488
Consumer Services (1.5%)
925	McDonald’s Corp.	61,716

Electronic Technology (6.8%)
700	Analog Devices, Inc.	20,174
2,400	Applied Materials, Inc.	32,352
2,550	Intel Corp.	56,763
800	IBM Corp.	102,600
700	Linear Technology Corp.	19,796
1,400	Qualcomm, Inc.	58,786
		290,471

GLOBAL DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Energy Minerals (6.4%)
675	Atlas Energy, Inc.	21,006
700	Chevron Corp.	53,081
725	EQT Corp.	29,725
1,600	Marathon Oil Corp.	50,624
400	Murphy Oil Corp.	22,476
800	Occidental Petroleum Corp.	67,632
550	XTO Energy, Inc.	25,949
		270,493
Finance (8.2%)
1,075	Bank of New York Mellon Corp.	33,196
350	Franklin Resources, Inc.	38,815
200	Goldman Sachs Group, Inc.	34,126
1,525	J.P. Morgan Chase & Co.	68,244
600	Prudential Financial, Inc.	36,300
550	The Travelers Companies, Inc.	29,667
1,600	U.S. Bancorp	41,408
2,150	Wells Fargo & Co.	66,908
		348,664
Health Services (0.8%)
500	McKesson Corp.	32,860

Health Technology (7.1%)
1,025	Abbott Laboratories	53,997
825	Baxter International, Inc.	48,015
650	Becton, Dickinson & Co.	51,174
550	Eli Lilly and Co.	19,921
1,075	Johnson & Johnson	70,090
700	Medtronic, Inc.	31,521
400	Teleflex, Inc.	25,628
		300,346
Industrial Services (0.9%)
450	Diamond Offshore Drilling, Inc.	39,964

Process Industries (0.9%)
525	Monsanto Co.	37,496

Producer Manufacturing (5.2%)
500	3M Co.	41,785
450	Caterpillar, Inc.	28,282
750	Deere & Co.	44,595
1,850	General Electric Co.	33,670
250	Lockheed Martin Corp.	20,805
700	United Technologies Corp.	51,527
		220,664
Retail Trade (4.5%)
450	Best Buy Co., Inc.	19,143
600	CVS Caremark Corp.	21,936
1,050	Home Depot, Inc.	33,968
775	Target Corp.	40,765
750	TJX Co.	31,890
750	Wal-Mart Stores, Inc.	41,700
		189,402
Technology Services (3.2%)
450	Automatic Data Processing, Inc.	20,011
2,100	Microsoft Corp.	61,467
20	Google, Inc. (3)	11,340
1,600	Oracle Corp.	41,104
		133,922

GLOBAL DIVIDEND GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)
Quantity	Name of Issuer	Fair Value (1)
Transportation (1.4%)
500	C.H. Robinson Worldwide, Inc.	27,925
450	Union Pacific Corp.	32,985
		60,910
Utilities (0.6%)
625	Exelon Corp.	27,381

Total common stocks for United States		2,411,203

Total common stocks		4,072,133
(cost: $3,324,151)

Exchange Traded Funds (1.5%) (2)
6,000	iShares MSCI Japan *	62,640
(cost: $55,096)

Closed-End Mutual Funds (1.5%) (2)
1,300	Tortoise Energy Capital Corp.	32,071
1,200	Kayne Anderson MLP Invest. Co.	32,232
Total closed-end mutual funds		64,303
(cost: $45,430)

Short Term Securities (1.3%) (2)
56,274	Wells Fargo Adv. Govt. Fund, 0.01%	56,274
(cost: $56,274)

Total investments in securities
(cost: $3,480,951) (3)		$4,255,350

Other Assets and Liabilities, Net [-0.21%]		(8,934)

Total Net Assets		$4,246,416

Aggregate Cost		3,480,951

Gross Unrealized Appreciation		799,681
Gross Unrealized Depreciation		(25,282)
Net Unrealized Appreciation(Depreciation)		774,399

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity Securities (includes sweep and exchange-traded Funds)	$4,191,047
Closed-end mutual funds	$64,303
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$4,255,350

(2) Percentage figures indicate percentage of total net assets.

(3) This security represents an investment in an affiliated party.

Item 2. Controls and Procedures

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date:	April 19, 2010